SCHEDULE OF FAIR VALUE OF WARRANTS ASSUMPTIONS (Details) - $ / shares	Jun. 28, 2023	Feb. 24, 2023	Aug. 03, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield			0.00%
Expected share price volatility			141.63%
Risk free interest rate			3.14%
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Stock price	$ 1.35	$ 1.73
Expected share price volatility	92.06%	77.52%
Risk free interest rate	4.13%	4.28%	3.18%
Expected life of options	3 years	2 years